SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Class A common stock subject to possible redemption, at beginning of year	$ 278,760,000	$ 278,760,000
Accretion of carrying value to redemption value	9,031,545
Waiver of Class A common stock issuance costs	9,288,090
Accretion of carrying value to redemption value	(9,031,545)
Redemption of Class A Common Stock	(275,102,280)
Class A common stock subject to possible redemption, at end of year	$ 3,914,265	$ 278,760,000